Financial Risk Management Objectives and Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management [Line Items]
Cash and cash equivalents	$ 27,779,666	$ 18,861,029	$ 2,450,239	$ 11,804,907
Current liabilities	2,722,864	3,087,293
Liquidity risk [member]
Financial Risk Management [Line Items]
Cash and cash equivalents	27,779,666	18,861,029
Current liabilities	2,722,864	$ 3,087,293
Currency risk [member]
Financial Risk Management [Line Items]
Currency strengthening or weakening against canadian dollar	0.01
Increase decrease in operating loss due to canadian dollar exchange	5,041
Increase decrease in other comprehensive income due to canadian dollar exchange	0
Currency strengthening or weakening against brazilian real	0.01
Increase decrease in operating loss due to brazilian real exchange	0
Increase decrease in other comprehensive income due to brazilian real exchange	$ 4,292,000